Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Disclosure of Determining the Numerator of Basic EPS	In determining the numerator of basic EPS, earnings attributable to the Group is allocated as follows:

	2020	2019	2018

Net income attributable to Owners of the Parent	854,071	803,232	301,232
Less: Net loss allocated to participating shares of Group companies	—	—	(126)
Numerator of basic and diluted EPS	854,071	803,232	301,358
The following table contains the earnings per share of the Group for the years ended December 31, 2020, 2019 and 2018 (in thousands except share and per share amounts):

	2020	2019	2018

Numerator of basic EPS	854,071	803,232	301,358
Equals’ acquisition	—	—	33,316
Weighted average number of outstanding shares	289,289,033	277,320,157	232,499,264
Denominator of basic EPS	289,289,033	277,320,157	232,532,580
Basic earnings per share - R$	2.95	2.90	1.30
Numerator of diluted EPS	854,071	803,232	301,358
Equals’ acquisition	—	—	33,316
Share-based payments	4,448,505	4,845,504	1,748,001
Weighted average number of outstanding shares	289,289,033	277,320,157	232,499,264
Denominator of diluted EPS	293,737,538	282,165,661	234,280,581
Diluted earnings per share - R$	2.91	2.85	1.29